Related parties (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Directors and Executive Board Management Compensation

	2025		2024		2023

Million US dollar	Directors	Executive Committee	Directors	Executive Committee	Directors	Executive Committee
Short-term employee benefits	2	11	2	15	2	12
Share-based payment	-	57	-	55	-	46
	2	68	2	70	2	58

Summary of AB InBev's Transactions with Associates
Significant interests in associates are shown in note 16
Investments in associates
. AB InBev’s transactions with associates were as follows:

Million US dollar	2025	2024	2023
.
Gross profit	19	(215)	(233)
Current assets	102	102	108
Current liabilities	13	7	9